Shareholders' Equity - Additional Information (Details) - Class A Ordinary Shares - shares	Sep. 30, 2024	Dec. 31, 2023	Jan. 26, 2023	Jan. 19, 2023
Class Of Stock [Line Items]
Common stock, shares issued	3,854,411,409	3,853,820,658
Follow-on Offering
Class Of Stock [Line Items]
Common stock, shares issued				535,500,000
ADS equivalent				76,500,000
Over-Allotment Option
Class Of Stock [Line Items]
Common stock, shares issued			69,825,000
ADS equivalent			9,975,000